Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases	Leases
The Group is a lessee

The Group have lease contracts for various items of property and production equipment used in its operations. Lease terms for properties and equipment are generally up to 10 years. Certain leases include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group's business needs. The Group has not signed any material contracts that have not yet started as of December 31, 2023.

For the year ended December 31, 2023 and 2022, the Group had lease contracts with lease terms of 12 months or less. The Group applied the ‘short term lease’ recognition for these leases. The Group had leases pertaining to assets of low value, such as office equipment. The Group applied the ‘lease of low-value assets’ recognition exemptions in IFRS 16 for these leases, meaning the value of these contracts is not part of the right-of-use asset or leases liability.
Amounts recognized in the consolidated balance sheet

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Right-of-use assets
Property	$26,320	$8,804
Equipment	667	1,087
Total assets	$26,987	$9,891
Lease liabilities
Current (Note 15.1)	4,024	2,113
Non-current (Note 15.1)	22,765	7,322
Total liabilities	$26,789	$9,435

The additions of right-of-use assets during the Group periods ended December 31, 2023 and 2022 were $20,145 thousand and $4,908 thousand, respectively.
mounts recognized in the consolidated statement of income related to leases

Amounts in thousands USD	for the year ended December 31, 2023	for the year ended December 31, 2022	for the year ended December 31, 2021
Depreciation charge of right-of-use assets
Property	$3,099	$2,577	$1,611
Equipment	419	407	1,068
Total depreciation of right-of-use-assets	3,518	2,984	2,679
Interest expense (included in finance cost, Note 8)	847	500	386
Total amount recognized in net loss for the period	$4,365	$3,484	$3,065

No significant variable lease payments that are not included in the lease liability have been identified for the Group. Short term lease payments and payments on low value lease assets were $233 thousand for the year ended December 31, 2023 and $436 thousand for the year ended December 31, 2022.

The total cash outflow for leases during the periods ended December 31, 2023 and 2022 were $2,683 thousand and $2,908 thousand, respectively. The maturity analysis of lease liabilities for the Company is disclosed in Note 4.1.